UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]  Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Phoenix Investment Counsel, Inc.
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Address: 56 Prospect Street, Hartford, CT 06115-0480
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Form 13F File Number:  28-85
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John H. Beers
         ----------------------------------------
Title:   Vice President and Clerk
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Phone:   (860) 403-5050
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Signature, Place and Date of Signing:

/s/ John H. Beers       Hartford, CT                     August 11, 2006
------------------      --------------------------       -----------------------
(Signature)             (City, State)                    (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of other managers reporting for this manager:

28-1208      Engemann Asset Management

028-06450    Seneca Capital Management, LLC

028-02621    Phoenix/Zweig Advisers, LLC and its related subsidiaries,

028-05792    Kayne Anderson Rudnick Investment Management, LLC

028-01646    Sasco Capital, Inc.

028-05990    Acadian Asset Management, Inc.

028-05412    Bennett Lawrence Management, LLC

028-05573    CastleArk Management, LLC

028-06003    Golden Capital Management, LLC

028-04529    Harris Investment Management, Inc

028-11009    New Star Asset Management, Ltd

028-04490    Vontobel Asset Management, Inc.

028-10641    Turner Investment Partners, Inc.

028-03140    HSBC Holdings, PLC


                              Form 13F Summary Page

                                 Report Summary:


Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: 28,000,332.33

                                                              FORM 13F
                                         REPORTING MANAGER: PHOENIX INVESTMENT COUNCIL, INC.
                                                FOR THE QUARTER ENDED JUNE 30, 2006

ITEM 1                          ITEM 2    ITEM 3     ITEM 4         ITEM 5                  ITEM 6    ITEM 7           ITEM 8
------                          ------    ------     ------         ------                  ------    ------           ------
                                                                                                                  VOTING AUTHORITY
                                                                                                                  ----------------
                                                       FAIR        SHARES OR
                               TITLE OF   CUSIP       MARKET      PRINCIPAL    SH/  PUT/    INVESTMENT  MANA-     SOLE  SHARED NONE
         NAME OF ISSUER         CLASS     NUMBER      VALUE         AMOUNT     PRN  CALL    DISCRETION  GERS       (A)   (B)   (C)
         --------------         -----     ------      -----         ------     ---  ----    ----------  ----       ---   ---   ---
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HANOVER COMPRESSOR CO.         CV. BOND  410768AC9   1,937,500.00   2,000,000 PRN            2,000,000    1     2,000,000
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NEXTEL COMMUNICATIONS,
  INC. 5.25%, 1/15/10          CV. BOND  65332VAY9   1,449,375.00   1,500,000 PRN            1,500,000    1     1,500,000
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ASPREVA PHARAMACEUT             COMMON   04538T109      17,641.00         650 SH                   650    1           650
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DB COMMODITY INDEX
  TRACKING FUND                 COMMON   240225102     134,090.00       5,300 SH                 5,300    1         5,300
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HITTITE MICROWAVE CORP.         COMMON   43365Y104      43,138.88       1,193 SH                 1,193    1         1,193
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INTERCONTINENTAL EXCHANGE,
   INC.                         COMMON   45865V100         695.28          12 SH                    12    1            12
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ISHARES JAPAN IDX FD            COMMON   464286848      21,278.40       1,560 SH                 1,560    1         1,560
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ISHARES GS$ INVESTOP
  CORPORATE BOND FUND           COMMON   464287242  10,641,889.50     102,850 SH               102,850    1       102,850
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ISHARES GOLDMAN SACHS  NATURAL
  RESOURCES INDEX FUND          COMMON   464287374      90,047.50         905 SH                   905    1           905
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PHOENIX COMPANIES               COMMON   71902E109   4,983,883.52     353,969 SH               353,969    1       353,969
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SEABRIGHT INSURANCE HOLDINGS    COMMON   811656107         370.88          23 SH                    23    1            23
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WHEELING-PITTSBURGH CORP.       COMMON   963142302     585,422.37      29,433 SH                29,433    1        29,433
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PAR PHARMACEUTICAL COS.,
  INC. CV. 2.875%, 9/30/10     CV. BOND  717125AC2   6,150,000.00   7,500,000 PRN            7,500,000    1     7,500,000
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SCI SYSTEMS, INC. CV.
  3%, 3/15/07                  CV. BOND  783890AF3   1,945,000.00   2,000,000 PRN            2,000,000    1     2,000,000
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                                                    28,000,332.33
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